Equity	3 Months Ended
Sep. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

 NOTE 9 – WARRANTS AND OPTIONS

Warrants

On January 19, 2008, the Company issued 1,250,000 warrants, expiring on January 19, 2013, exercisable at $0.01.

On October 1, 2009, the Company issued 450,000 stock purchase warrants, expiring on October 1, 2014, exercisable at $0.32 to the President of Arrayit Diagnostics.

On April 25, 2010, the Company issued 150,000 share purchase warrants, expiring on April 25, 2012, exercisable at $1.00 for consulting services.

On May 12, 2010 the Company issued 200,000 share purchase warrants, expiring on May 12, 2012 exercisable at $1.00 in connection with a debt financing.

On September 30, 2010 the Company issued 200,000 share purchase warrants expiring on October 1, 2014 exercisable at $0.20 to the President of Arrayit Diagnostics.

On October 14, 2010 the Company issued 300,000 share purchase warrants expiring on February 15, 2013 exercisable at $0.22 in connection with a debt financing.

During 2010, 200,000 warrants were cancelled.

Options

On October 1, 2009, the Company granted 450,000 options to the President of Arrayit Diagnostics, Inc. at an exercise price of $0.32.  The $189,000 intrinsic value of these options was recorded as an expense on that date.

On June 30, 2010, 160,000 share purchase options were exercised upon payment of $51,200.

The following table summarizes options and warrants outstanding at September 30, 2011:
	Number of Options and Warrants	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	2,190,000	$0.23
Granted	0	0
Cancelled/forfeited	0	0
Expired	0	0
Exercised	0	0
Outstanding at September 30, 2011	2,190,000	$0.23

NOTE 12 – CONVERTIBLE PREFERRED STOCK

Convertible Preferred Stock

The Series A Preferred Stock has no stated dividend rate and has a liquidation preference of $.001 per share. The Series A Preferred Stock also has voting rights that entitle the preferred shareholders to vote with the common shareholders as if the preferred stock had converted to common. Both the conversion ratio of the preferred into common and the number of shares outstanding is subject to revision upon reverse stock dividends or splits that reduce the total shares outstanding.

The Series C Preferred Stock has no stated dividend rate.  The Series C Preferred Stock also has voting rights that entitle the preferred shareholders to vote with the common shareholders as if the preferred stock had converted to common. The conversion ratio of the preferred into common is not subject to revision upon reverse stock dividends or splits that reduce the total shares outstanding.

The 103,143 Series C Preferred Stock was issued on February 21, 2008 as part of the merger with IMHI.   These Series C Preferred shares are convertible into 36,100,000 common shares at the rate of 350:1.

On August 15, 2008 the articles of designation for the Series C Preferred Stock were amended to limit the conversion to common to shares to 10% of the holders’ original holdings in any quarter.

During the nine months ended September 30, 2011, 628 Series C Preferred Stock shares were converted into 220,010 shares of common stock.

NOTE 13- STOCKHOLDERS' EQUITY

The following table summarizes changes in stockholders' equity during the quarter ended September 30, 2011:

	TOTAL ARRAYIT CORPORATION STOCKHOLDERS' EQUITY (DEFICIENCY)									NON-CONTROLLING INTERESTS
							Additional					Interest In	Total
	Preferred Series A		Preferred Series C		Common Stock		Paid In	Retained		Royalty	Subscription	Subsidiaries	Non
Description	Number	Dollar	Number	Dollar	Number	Dollar	Capital	Earnings	Total	Interest	Receivable	Earnings	Controlling	Total
Balance, December 31, 2010	22,034	$ 22	91,887	$ 92	$25,992,486	$25,802	$ 16,397,878	$ (24,345,983)	$(7,922,189)	$ 285,000	$ (13,750)	$ (258,024)	$ 13,226	$ (7,908,963)

Convert Preferred C to Common			(628)		220,010	220	(220)		0					0

Issuance of shares for services					731,000	731	172,469		173,200					173,200

Net Loss for the nine months ended
September 30, 2011								(222,956)	(222,956)			(37,880)	(37,880)	(260,836)
Balance, September 30, 2011	22,034	$ 22	91,259	$ 92	26,943,496	$ 26,753	$ 16,570,127	$ (24,568,939)	$ (7,971,945)	$ 285,000	$ (13,750)	$ (295,904)	$(24,654)	$ (7,999,599)